Critical accounting judgements and key sources of estimation uncertainty - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of changes in accounting estimates [line items]
Turnover	£ 29,324	£ 24,696	£ 24,354
Tax charge for the year	707	83	67
Tax payable, current	471	489
Tax recoverable, current	405	486
Tax payable, non-current	127	180
Uncertain tax position charge	551	858
Legal costs	144	50
Provision for legal and other disputes	218	196
Contingent consideration and put option liabilities	1,645	1,063
Contingent consideration liabilities	7,068	6,076	£ 5,869	£ 5,479
Surplus on UK defined benefit schemes	109	606
Pension surplus	120	135
Actuarial assumption percentage rate change [member]
Disclosure of changes in accounting estimates [line items]
Tax charge for the year	£ 707	83
Sensitivity analysis for actuarial assumptions [member] | Actuarial assumption percentage rate change [member]
Disclosure of changes in accounting estimates [line items]
Percentage of decrease in discount rate	0.25%
Net pension deficit	£ 424
Percentage of increase in discount rate	0.25%
Net pension deficit	£ 400
Increased annual pension cost	19
Decrease in annnual pension cost	£ 19
Sensitivity analysis for actuarial assumptions [member] | Discount Rate at 0.75% [Member]
Disclosure of changes in accounting estimates [line items]
Percentage of decrease in discount rate	0.75%
Net pension deficit	£ 1,341
Percentage of increase in discount rate	0.75%
Net pension deficit	£ 1,147
Increased annual pension cost	52
Decrease in annnual pension cost	60
Estimated Rebates Discounts or Allowance Payable To Customer [member] | US Pharmaceuticals and vaccines [member]
Disclosure of changes in accounting estimates [line items]
Turnover	14,542	11,914
Incidental deductions to turnover	15,272	12,518
Customer return and rebate accruals	5,855	5,044
Shionogi ViiV healthcare joint venture [member]
Disclosure of changes in accounting estimates [line items]
Contingent consideration liabilities	5,890	5,559
Business combinations [member]
Disclosure of changes in accounting estimates [line items]
Contingent consideration liabilities	£ 7,068	£ 6,076